SCHEDULE OF INCOME TAX EXPENSE (BENEFIT) DIFFERED FROM LOSS BEFORE INCOME TAXE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Income tax (benefit) computed at federal statutory rate	$ (5,007)	$ (4,261)
PPP loan forgiveness	(270)	109
Other permanent differences	346
State tax expenses	(510)	(502)
Prior year adjustment to state NOL	(44)	(275)
Non-qualified stock option cancellations	613
Change in valuation allowance	4,872	4,929
Total income tax expense (benefit)